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                                              Rule 497(d)
                                              Reg. No. 33-55668



                       National Municipal Trust Series 157


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.